Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan SMA Funds

JPMorgan Core Focus SMA Fund

Prospectus dated July 1, 2018

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectuses dated August 29, 2018

JPMorgan Value Plus Fund

Prospectus dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Flexible Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

Prospectuses dated July 1, 2018, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan High Yield Opportunities Fund

Prospectuses dated July 1, 2018, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Ultra-Short Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated July 1, 2018, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Core Focus SMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

JPMorgan SMA Funds

JPMorgan Core Focus SMA Fund

Prospectus dated July 1, 2018

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Equity Premium Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectuses dated August 29, 2018

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Value Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt4_SupplementTextBlock
JPMORGAN TRUST IV

J.P. Morgan U.S. Equity Funds

JPMorgan Value Plus Fund

Prospectus dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE